SHAREHOLDERS' EQUITY (Ordinary Shares) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Feb. 06, 2019 USD ($) $ / shares shares	May 08, 2018 USD ($) $ / shares shares	Jun. 02, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) $ / shares shares	May 11, 2010 shares	Nov. 22, 2017 USD ($) $ / shares shares	Jan. 23, 2017 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) $ / shares shares	Apr. 25, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2015 ₪ / shares
Class of Stock [Line Items]
Exercise of warrants into ordinary shares | $									$ 5	$ 14
Shares issued								8,272,908	5,330,684
Issuance of ordinary shares in the Private Placement, shares											166,667
Number of units											25,000
Issuance of ordinary shares in IPO, net of issuance expense | $									$ 17,792
Proceeds warrant from the exercise pre-funded warrants | $										$ 196
Aggregate consideration | $								$ 5,407	$ 3,456
Pre funded Units [Member]
Class of Stock [Line Items]
Number of ordinary shares available for purchase through pre-funded warrants	1,024,876	450,909
Pre-funded warrants purchase price | $ / shares	$ 2.57	$ 5.49
Exercise price | $ / shares	$ 0.01	$ 0.01
IPO [Member]
Class of Stock [Line Items]
Shares issued	1,881,500	478,407
Exercise of options								25,624
Share price | $ / shares	$ 2.58	$ 5.50									$ 72.00
Value or warrants | $											$ 125
Number of units		2,738,472									166,667
Issuance of ordinary shares in IPO, net of issuance expense | $		$ 20,200									$ 10,800
Stock issuance costs | $											2,900
Private Placement [Member]
Class of Stock [Line Items]
Shares issued												2,720,178
Exercise of warrants
Price per share | $ / shares												$ 1.75
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $											10,900
Warrants exercised on a cashless basis									22,501	9,912
Stock issuance costs | $											$ 1,200
Aggregate consideration | $												$ 4,760
Private Placement [Member] | ILS [Member]
Class of Stock [Line Items]
Exercise price | ₪ / shares															₪ 2.40
Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrants issued											37,500
Series C [Member]
Class of Stock [Line Items]
Shares issued		478,407
Pre funded Units [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in IPO, net of issuance expense | $		$ 4,500
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants	1,024,876
Shares called by warrants							24,167
Issuance of ordinary shares in IPO, net of issuance expense | $	$ 7,500
Warrant that were exercised														24,167
Proceeds warrant from the registered direct offering | $							$ 14,500
Stock issuance costs | $	987
Pre-funded Warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares				$ 22.80
Shares called by warrants				209,524
Price per unit | $ / shares				$ 22.20
Exercise price | $ / shares				$ 0.60
Issuance of ordinary Shares in RD Offering, shares				53,635
Expiry date				Aug. 11, 2023
Proceeds warrant from the registered direct offering | $				$ 5,900
Proceeds warrant from the exercise pre-funded warrants | $				$ 47,917
One-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares			$ 24.00
Shares called by warrants			112,460
Exercise price | $ / shares			$ 25.50
Expiration of warrants													13,574
Warrants exercised on a cashless basis													56,812
Issuance of ordinary Shares in RD Offering, shares			112,460
Proceeds warrant from the registered direct offering | $			$ 2,690
Five-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 13.20
Shares called by warrants						142,042
Exercise price | $ / shares						$ 15
Warrant outstanding								85,228
Issuance of ordinary Shares in RD Offering, shares						189,387
Proceeds warrant from the registered direct offering | $						$ 2,500
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Warrants issued					32,174
Warrant outstanding								6,512
Anti-Dilutive Warrants [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Exercise of warrants								734	7,724
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares											$ 82.80
Expiration of warrants								378,047	378,047
Long Term Incentive Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares											$ 82.80
Credit Line Agreement Warrants [Member]
Class of Stock [Line Items]
Warrants issued											221,556
Expiration of warrants									5,192	243
Principal | $											$ 12,000
Expiration period											10 years
Warrant outstanding								7,389	7,389
Underwriter Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued											8,334
Exercise price | $ / shares											$ 90
Series A Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants value | $											$ 1,000
Exercise price | $ / shares											$ 90
Expiry date											Feb. 24, 2020
Series A Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Partial exercise of warrants											6,250
Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Partial exercise of warrants											12,500
Legal Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued											1,250
Exercise price | $ / shares											$ 60.72
Series C Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 5.50
Pre-funded Warrants one [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in IPO, net of issuance expense | $	$ 6,500
Series D Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares	$ 2.58